Financial risk management - Aging of Debtors (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial risk management
Financial assets	€ 4,797,436	€ 5,357,438	€ 5,834,526
60 - 90 days | Trade receivables | Credit risk
Financial risk management
Financial assets	141	0	87
90 - 120 days | Trade receivables | Credit risk
Financial risk management
Financial assets	92	0	0
more than 120 days | Trade receivables | Credit risk
Financial risk management
Financial assets	€ 113	€ 0	€ 0